[PROTECTIVE LETTERHEAD]

MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

October 4, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life
File Nos. 811-8537 and 333-

Commissioners:

On behalf of Protective Life and Annuity Insurance Company (“the Company”) and Variable Annuity Account A of Protective Life (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933, the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of a Form N-4 registration statement for certain variable annuity contracts to be issued through the Account.

A copy of this registration statement is being delivered to the Office of Insurance Products, Division of Investment Management. This registration statement has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the registration statement. Exhibits not included herein, and certain other information will be added by pre-effective amendment.

If you have any questions or comments regarding this registration statement, please call the undersigned at (800) 627-0220.

Sincerely,

/s/ MAX BERUEFFY

Max Berueffy
Senior Associate Counsel